FINANCIAL INSTRUMENTS AND RISKS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	R$ 19,317.8	R$ 16,309.2
Fair Value Assets	749.1	1,202.3
Fair Value Liability	(889.3)	(211.3)
Gain (loss) Finance Result	(1,230.8)	(990.9)
Gain (loss) Operational Result	685.1	952.6
Gain (loss) Equity	(480.3)	1,535.5
Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	5,280.6	5,027.0
Fair Value Assets	620.8	127.9
Fair Value Liability	(108.7)	(204.1)
Gain (loss) Finance Result	(80.6)	(619.7)
Gain (loss) Operational Result	(19.6)	167.4
Gain (loss) Equity	650.0	346.9
U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	14,037.2	11,282.2
Fair Value Assets	128.3	1,074.4
Fair Value Liability	(780.6)	(6.8)
Gain (loss) Finance Result	(1,150.2)	(373.9)
Gain (loss) Operational Result	704.7	784.1
Gain (loss) Equity	(1,130.3)	1,188.3
Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	118.0	207.9
Fair Value Assets	0.1	10.1
Fair Value Liability	(11.4)	(0.1)
Gain (loss) Finance Result	(3.4)	(5.5)
Gain (loss) Operational Result	0.6	11.5
Gain (loss) Equity	(8.0)	20.6
U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	118.0	207.9
Fair Value Assets	0.1	10.1
Fair Value Liability	(11.4)	(0.1)
Gain (loss) Finance Result	(3.4)	(5.5)
Gain (loss) Operational Result	0.6	11.5
Gain (loss) Equity	(8.0)	20.6
Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	92.3	57.5
Fair Value Assets	0.4	3.5
Fair Value Liability	(8.1)
Gain (loss) Finance Result	(2.9)	(1.7)
Gain (loss) Operational Result	3.3	3.1
Gain (loss) Equity	4.9	5.8
U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	92.3	57.5
Fair Value Assets	0.4	3.5
Fair Value Liability	(8.1)
Gain (loss) Finance Result	(2.9)	(1.7)
Gain (loss) Operational Result	3.3	3.1
Gain (loss) Equity	4.9	5.8
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Notional
Fair Value Assets	28.5	2.7
Fair Value Liability	(16.6)
Gain (loss) Finance Result	(4.4)	(91.4)
Gain (loss) Operational Result
Gain (loss) Equity
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional
Fair Value Assets	28.5	2.7
Fair Value Liability	(16.6)
Gain (loss) Finance Result	(4.4)	(91.4)
Gain (loss) Operational Result
Gain (loss) Equity
Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	19,528.1	16,574.6
Fair Value Assets	778.1	1,218.6
Fair Value Liability	(925.4)	(211.4)
Gain (loss) Finance Result	(1,241.5)	(1,089.5)
Gain (loss) Operational Result	689.0	967.2
Gain (loss) Equity	R$ (483.4)	1,561.9
Euros Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.2)
Gain (loss) Operational Result		0.7
Gain (loss) Equity		0.5
Mexican Pesos Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional
Fair Value Assets
Fair Value Liability		(0.4)
Gain (loss) Finance Result		2.9
Gain (loss) Operational Result		0.4
Gain (loss) Equity		R$ (0.2)